Property and equipment, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Property and equipment, net [Line Items]
Land	₩ 1,827,711	₩ 1,819,912
Buildings	852,569	883,421
Others	323,606	318,439
Acquisition cost
Disclosure of Property and equipment, net [Line Items]
Land	1,827,711	1,819,912
Buildings	1,173,888	1,158,661
Others	2,002,755	1,958,787
Accumulated depreciation
Disclosure of Property and equipment, net [Line Items]
Land	0	0
Buildings	(321,319)	(275,240)
Others	₩ (1,679,149)	₩ (1,640,348)